Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2021	2020
Current:
Federal	$3,234	3,418
State	1,519	1,452
Total current	4,753	4,870
Deferred:
Federal	410	(589)
State	202	(213)
Total deferred	612	(802)
Income tax expense	$5,365	4,068

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2021	2020
Expected federal income tax expense	$3,975	3,019
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	1,350	1,025
Other, net	40	24
Income tax expense	$5,365	4,068

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2021	2020
Deferred tax assets:
Allowances for loan losses	$2,610	3,010
Deferred compensation costs	143	141
Deferred ESOP loan asset	399	430
Non-accruing loan interest	96	134
Net unrealized loss on securities available for sale	618	0
Other	679	499
Total gross deferred tax assets	4,545	4,214

Deferred tax liabilities:
Deferred loan costs	272	119
Premises and equipment basis difference	669	549
Originated mortgage servicing rights	923	856
Net unrealized gain on securities available for sale	0	496
Other	152	167
Total gross deferred tax liabilities	2,016	2,187
Net deferred tax assets	$2,529	2,027